FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Investments Measured at Fair Value on Recurring Basis
	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2013	Quote prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Foreign exchange forward contracts	43,160,093	-	43,160,093	-
Capped call options	107,223,601	-	-	107,223,601
Available-for-sale investment	30,117,797	-	-	30,117,797

Liabilities:
Foreign exchange forward contracts	10,080,395	-	10,080,395	-
Convertible senior notes	770,485,897	-	-	770,485,897

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2014	Quote prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Foreign exchange forward contracts	47,712,744	-	47,712,744	-
Capped call options	21,098,263	-	-	21,098,263
Available-for-sale investment	20,875,725	-	-	20,875,725

Liabilities:
Foreign exchange forward contracts	30,901,012	-	30,901,012	-
Convertible senior notes	1,540,398,645	-	-	1,540,398,645

Schedule of assumptions used in the valuation of financial instruments
	As of December 31,
	2013		2014

Fair value of ADS	US$	29.30	US$	19.71
Strike price	US$	33.75	US$	33.75
Risk free interest rate		0.53%		0.44%
Dividend yield		-		-
Standard Volatility		70.6%		64.31%
	As of December 31,
	2013	2014

Fair value of ADS	-	US$	19.71
Strike price	-	US$	45.83
Risk free interest rate	-		1.51%
Dividend yield	-		-
Standard Volatility	-		66.31%
	For the year-ended December 31
	2013	2014
Spot price	18.57	6.35
Conversion price	16.84	14.91
Risk free interest rate	0.82%	0.348%
Dividend yield	0.00%	0.00%
Expected share volatility	50.41%	41.88%
Time to maturity	2 years	1 year